Related Party Disclosures - Compensation of Key Management Personnel (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 25,011	$ 3,598	¥ 25,289	¥ 43,178
Contribution to defined contribution plans	208	30	273	292
Total	¥ 25,219	$ 3,628	¥ 25,562	¥ 43,470